Investment Portfolio - July 31, 2021

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS - 31.2%

Communication Services - 3.7%
Diversified Telecommunication Services - 0.3%
Radius Global Infrastructure, Inc. - Class A*	13,876	$212,719
Verizon Communications, Inc.	25,202	1,405,768
		1,618,487
Entertainment - 0.9%
Activision Blizzard, Inc.	10,334	864,129
Electronic Arts, Inc.	6,876	989,869
Sea Ltd. - ADR (Taiwan)*	7,454	2,058,497
Ubisoft Entertainment S.A. - ADR (France)*	70,640	895,715
		4,808,210
Interactive Media & Services - 1.9%
Alphabet, Inc. - Class A*	1,707	4,599,563
Facebook, Inc. - Class A*	12,977	4,623,705
Tencent Holdings Ltd. - Class H (China)	15,700	946,838
		10,170,106
Media - 0.6%
Charter Communications, Inc. - Class A*	2,173	1,616,820
Comcast Corp. - Class A	28,518	1,677,714
		3,294,534
Total Communication Services		19,891,337
Consumer Discretionary - 2.8%
Automobiles - 0.1%
Honda Motor Co. Ltd. - ADR (Japan)	20,511	658,403
Hotels, Restaurants & Leisure - 0.6%
Expedia Group, Inc.*	13,818	2,222,901
Hilton Worldwide Holdings, Inc.*	1,053	138,417
Hyatt Hotels Corp. - Class A*	12,179	972,737
		3,334,055
Household Durables - 0.3%
Nikon Corp. (Japan)	66,500	619,072
Sony Group Corp. - ADR (Japan)	10,380	1,082,634
		1,701,706
Internet & Direct Marketing Retail - 1.0%
Amazon.com, Inc.*	1,533	5,101,196
Multiline Retail - 0.4%
Dollar General Corp.	4,978	1,158,082
Dollar Tree, Inc.*	8,810	879,150
		2,037,232
Specialty Retail - 0.4%
The Home Depot, Inc.	5,959	1,955,684
Total Consumer Discretionary		14,788,276
Consumer Staples - 3.6%
Beverages - 0.7%
The Coca-Cola Co.	31,605	1,802,433
Diageo plc (United Kingdom)	14,468	717,414
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Consumer Staples (continued)
Beverages (continued)
Heineken N.V. - ADR (Netherlands)	18,013	$1,047,636
		3,567,483
Food & Staples Retailing - 0.6%
Wal-Mart de Mexico S.A.B. de C.V. - ADR (Mexico)	32,460	1,065,986
Walmart, Inc.	13,388	1,908,460
		2,974,446
Food Products - 0.9%
The Kraft Heinz Co.	12,232	470,565
Mondelez International, Inc. - Class A	44,993	2,846,257
Nestle S.A. (Switzerland)	12,345	1,563,243
		4,880,065
Household Products - 0.6%
Colgate-Palmolive Co.	9,230	733,785
Kimberly-Clark Corp.	3,886	527,408
The Procter & Gamble Co.	13,428	1,909,864
		3,171,057
Personal Products - 0.7%
Unilever plc - ADR (United Kingdom)	67,324	3,873,150
Tobacco - 0.1%
British American Tobacco plc - ADR (United Kingdom)	19,577	733,159
Total Consumer Staples		19,199,360
Energy - 1.3%
Oil, Gas & Consumable Fuels - 1.3%
BP plc - ADR (United Kingdom)	13,876	335,522
Cameco Corp. (Canada)	51,774	921,577
ConocoPhillips	16,551	927,849
EOG Resources, Inc.	12,994	946,743
EQT Corp.*	53,559	984,950
Exxon Mobil Corp.	13,295	765,393
Jonah Energy Parent LLC*2	2,353	35,295
Petroleo Brasileiro S.A. - ADR (Brazil)	62,068	636,818
Pioneer Natural Resources Co.	6,498	944,614
Royal Dutch Shell plc - Class B - ADR (Netherlands)	6,344	250,905
TotalEnergies SE - ADR (France)	8,505	371,073

Total Energy		7,120,739
Financials - 2.1%
Banks - 0.7%
Citigroup, Inc.	16,067	1,086,450
JPMorgan Chase & Co.	11,946	1,813,164
U.S. Bancorp	15,720	873,089
		3,772,703
Capital Markets - 0.9%
Intercontinental Exchange, Inc.	17,007	2,037,949
Moody’s Corp.	5,304	1,994,304

Investment Portfolio - July 31, 2021

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Financials (continued)
Capital Markets (continued)
S&P Global, Inc.	1,920	$823,142
		4,855,395
Diversified Financial Services - 0.2%
Berkshire Hathaway, Inc. - Class B*	3,345	930,880
Insurance - 0.3%
Chubb Ltd.	4,255	717,989
W. R. Berkley Corp.	15,113	1,105,818
		1,823,807
Total Financials		11,382,785
Health Care - 4.6%
Biotechnology - 1.3%
BioMarin Pharmaceutical, Inc.*	22,539	1,729,417
Gilead Sciences, Inc.	11,550	788,750
Seagen, Inc.*	12,278	1,883,322
Vertex Pharmaceuticals, Inc.*	11,465	2,311,115
		6,712,604
Health Care Equipment & Supplies - 0.8%
Alcon, Inc. (Switzerland)	26,336	1,917,261
IDEXX Laboratories, Inc.*	1,640	1,112,789
Koninklijke Philips N.V. (Netherlands)	9,114	419,609
Medtronic plc	8,327	1,093,418
		4,543,077
Life Sciences Tools & Services - 0.2%
Thermo Fisher Scientific, Inc.	1,965	1,061,120
Pharmaceuticals - 2.3%
Bristol-Myers Squibb Co.	16,524	1,121,484
Johnson & Johnson	27,590	4,750,998
Merck & Co., Inc.	17,414	1,338,614
Novartis AG - ADR (Switzerland)	35,282	3,259,704
Organon & Co.*	1,741	50,506
Sanofi - ADR (France)	18,142	935,402
Takeda Pharmaceutical Co. Ltd. - ADR (Japan)	30,190	498,135
Zoetis, Inc.	3,055	619,248
		12,574,091
Total Health Care		24,890,892
Industrials - 3.1%
Aerospace & Defense - 0.4%
General Dynamics Corp.	3,045	596,911
Lockheed Martin Corp.	2,489	925,087
Northrop Grumman Corp.	1,654	600,435
		2,122,433
Airlines - 0.2%
Ryanair Holdings plc - ADR (Ireland)*	9,065	988,448
Building Products - 0.1%
Johnson Controls International plc	10,264	733,055
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Industrials (continued)
Commercial Services & Supplies - 0.3%
Copart, Inc.*	6,714	$986,958
Waste Management, Inc.	5,035	746,489
		1,733,447
Electrical Equipment - 0.3%
Eaton Corp. plc	5,030	794,992
Emerson Electric Co.	7,789	785,832
		1,580,824
Industrial Conglomerates - 0.5%
3M Co.	5,320	1,053,041
Honeywell International, Inc.	6,295	1,471,708
		2,524,749
Machinery - 0.4%
Caterpillar, Inc.	5,446	1,125,961
Cummins, Inc.	2,265	525,706
Illinois Tool Works, Inc.	3,407	772,265
		2,423,932
Professional Services - 0.2%
Insperity, Inc.	11,230	1,112,331
Road & Rail - 0.7%
Canadian National Railway Co. (Canada)	13,862	1,505,829
Norfolk Southern Corp.	3,478	896,733
Union Pacific Corp.	5,923	1,295,715
		3,698,277
Total Industrials		16,917,496
Information Technology - 4.6%
Communications Equipment - 0.3%
Cisco Systems, Inc.	31,256	1,730,645
IT Services - 1.9%
Automatic Data Processing, Inc.	3,808	798,271
International Business Machines Corp.	7,341	1,034,787
Mastercard, Inc. - Class A	7,575	2,923,496
PayPal Holdings, Inc.*	7,925	2,183,575
Switch, Inc. - Class A	17,693	365,538
Visa, Inc. - Class A	11,939	2,941,650
		10,247,317
Semiconductors & Semiconductor Equipment - 0.9%
Analog Devices, Inc.	3,888	650,929
Intel Corp.	28,414	1,526,400
NVIDIA Corp.	5,280	1,029,547
QUALCOMM, Inc.	8,700	1,303,260
		4,510,136
Software - 1.5%
Fair Isaac Corp.*	2,426	1,271,006
Microsoft Corp.	10,271	2,926,310
Oracle Corp.	20,219	1,761,884
salesforce.com, Inc.*	4,161	1,006,671

Investment Portfolio - July 31, 2021

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Information Technology (continued)
Software (continued)
ServiceNow, Inc.*	1,725	$1,014,110
		7,979,981
Total Information Technology		24,468,079
Materials - 2.3%
Chemicals - 0.8%
Air Liquide S.A. - ADR (France)	43,987	1,529,868
FMC Corp.	12,412	1,327,463
Linde plc (United Kingdom)	3,907	1,200,973
		4,058,304
Construction Materials - 0.1%
CRH plc - ADR (Ireland)	10,726	535,120
Containers & Packaging - 0.4%
Graphic Packaging Holding Co.	116,702	2,237,178
Metals & Mining - 1.0%
Agnico Eagle Mines Ltd. (Canada)	13,446	869,687
Barrick Gold Corp. (Canada)	40,232	875,851
BHP Group plc - ADR (Australia)	17,835	1,164,447
Newmont Corp.	22,706	1,426,391
Rio Tinto plc - ADR (Australia)	10,871	938,276
		5,274,652
Total Materials		12,105,254
Real Estate - 3.1%
Equity Real Estate Investment Trusts (REITS) - 3.1%
Agree Realty Corp.	2,140	160,821
American Campus Communities, Inc.	2,939	147,861
American Homes 4 Rent - Class A	9,250	388,500
American Tower Corp.	5,510	1,558,228
Americold Realty Trust	4,485	174,242
Apple Hospitality REIT, Inc.	8,709	130,200
AvalonBay Communities, Inc.	1,248	284,332
Brandywine Realty Trust	10,179	142,099
Camden Property Trust	1,464	218,707
CareTrust REIT, Inc.	5,042	121,613
Community Healthcare Trust, Inc.	4,258	212,176
Cousins Properties, Inc.	8,556	339,844
Digital Realty Trust, Inc.	2,370	365,359
Douglas Emmett, Inc.	3,719	124,215
Duke Realty Corp.	7,344	373,663
Equinix, Inc.	2,543	2,086,303
Equity LifeStyle Properties, Inc.	3,955	331,429
Essex Property Trust, Inc.	875	287,087
Extra Space Storage, Inc.	1,515	263,822
Flagship Communities REIT	7,631	134,763
Getty Realty Corp.	4,481	141,555
Healthcare Trust of America, Inc. - Class A	5,111	146,123
Healthpeak Properties, Inc.	5,509	203,668

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Real Estate (continued)
Equity Real Estate Investment Trusts (REITS) (continued)
Hibernia REIT plc (Ireland)	57,258	$88,708
Innovative Industrial Properties, Inc.	558	119,964
Invitation Homes, Inc.	12,556	510,778
Kilroy Realty Corp.	2,895	200,537
Lamar Advertising Co. - Class A	881	93,915
Life Storage, Inc.	1,845	216,529
Mid-America Apartment Communities, Inc.	2,031	392,186
NexPoint Residential Trust, Inc.	1,619	95,430
Prologis, Inc.	9,469	1,212,411
Public Storage.	1,699	530,903
Realty Income Corp.	1,146	80,552
Rexford Industrial Realty, Inc.	4,582	281,885
SBA Communications Corp.	9,139	3,116,308
Sun Communities, Inc.	2,620	513,808
Terreno Realty Corp.	2,664	182,111
UDR, Inc.	4,906	269,781
Ventas, Inc.	2,038	121,832
Welltower, Inc.	2,053	178,324
Total Real Estate		16,542,572
TOTAL COMMON STOCKS
(Identified Cost $128,109,203)		167,306,790

PREFERRED STOCKS - 0.1%

Information Technology - 0.0%##
Software - 0.0%##
Synchronoss Technologies, Inc., 8.375%, 6/30/2026	4,250	106,633
Materials - 0.1%
Metals & Mining - 0.1%
Ramaco Resources, Inc., 9.00%, 7/30/2026	21,300	549,114

TOTAL PREFERRED STOCKS
(Identified Cost $639,025)		655,747

CORPORATE BONDS - 19.6%

Non-Convertible Corporate Bonds- 19.6%
Communication Services - 2.6%
Diversified Telecommunication Services - 1.3%
AT&T, Inc., 4.25%, 3/1/2027	1,510,000	1,727,553
Lumen Technologies, Inc., 7.50%, 4/1/2024	100,000	112,472
Verizon Communications, Inc., 4.272%, 1/15/2036	4,290,000	5,148,540
		6,988,565

Investment Portfolio - July 31, 2021

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Communication Services (continued)
Interactive Media & Services - 1.3%
Tencent Holdings Ltd. (China), 3.975%, 4/11/2029[3]	6,195,000	$6,934,771
Media - 0.0%##
Beasley Mezzanine Holdings LLC, 8.625%, 2/1/2026[3]	140,000	141,400
Sirius X.M. Radio, Inc., 4.00%, 7/15/2028[3]	105,000	108,281
		249,681
Total Communication Services		14,173,017

Consumer Discretionary - 1.2%
Auto Components - 0.0%##
The Goodyear Tire & Rubber Co., 5.00%, 7/15/2029[3]	165,000	173,575
Automobiles - 0.0%##
Ford Motor Co., 9.00%, 4/22/2025	170,000	209,262
Hotels, Restaurants & Leisure - 0.4%
Expedia Group, Inc., 4.625%, 8/1/2027	1,600,000	1,825,222
Household Durables - 0.1%
STL Holding Co. LLC, 7.50%,
2/15/2026[3]	250,000	263,125
Internet & Direct Marketing Retail - 0.7%
Alibaba Group Holding Ltd. (China), 4.00%, 12/6/2037	3,270,000	3,663,009
Specialty Retail - 0.0%##
Bed Bath & Beyond, Inc., 4.915%, 8/1/2034	110,000	106,700
Macy’s Retail Holdings LLC, 4.50%, 12/15/2034	110,000	101,750
		208,450
Total Consumer Discretionary		6,342,643

Energy - 4.8%
Oil, Gas & Consumable Fuels - 4.8%
Alliance Resource Operating Partners LP - Alliance Resource Finance Corp., 7.50%, 5/1/2025[3]	100,000	101,000
BP Capital Markets America, Inc., 3.06%, 6/17/2041	4,470,000	4,603,189
Brooge Petroleum and Gas Investment Co. FZE (United Arab Emirates), 8.50%, 9/24/2025[3]	300,000	294,000
Energy Transfer LP, 6.50%, 2/1/2042	4,170,000	5,483,563
Energy Ventures Gom LLC - EnVen Finance Corp., 11.75%, 4/15/2026[3]	75,000	78,000
Kinder Morgan Energy Partners LP, 6.95%, 1/15/2038	3,330,000	4,810,513
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Energy (continued)
Oil, Gas & Consumable Fuels (continued)
Moss Creek Resources Holdings, Inc., 7.50%, 1/15/2026[3]	165,000	$147,675
Navigator Holdings Ltd., 8.00%, 9/10/2025[3]	350,000	365,750
New Fortress Energy, Inc., 6.75%, 9/15/2025[3]	150,000	153,003
NGL Energy Partners LP - NGL Energy Finance Corp., 7.50%, 11/1/2023	175,000	166,687
Oasis Midstream Partners LP - OMP Finance Corp., 8.00%, 4/1/2029[3]	155,000	161,200
Penn Virginia Escrow LLC, 9.25%, 8/15/2026[3]	160,000	158,558
PetroTal Corp. (Peru), 12.00%, 2/16/2024[3]	120,000	123,600
Sabine Pass Liquefaction LLC, 5.875%, 6/30/2026	4,410,000	5,245,303
Talos Production, Inc., 12.00%, 1/15/2026	155,000	161,491
The Williams Companies, Inc., 2.60%, 3/15/2031	3,580,000	3,681,992
Total Energy		25,735,524

Financials - 3.2%
Banks - 2.1%
Bank of America Corp., 6.11%, 1/29/2037	2,090,000	2,904,771
Citigroup, Inc., 4.45%, 9/29/2027	3,020,000	3,482,907
JPMorgan Chase & Co., (U.S. Secured Overnight Financing Rate + 2.515%), 2.956%, 5/13/2031[4]	4,090,000	4,347,519
Lloyds Bank plc (United Kingdom) (3 mo. LIBOR US + 11.756%), 12.00%[3,4,5]	490,000	522,462
		11,257,659
Capital Markets - 0.8%
Blackstone Secured Lending Fund, 2.75%, 9/16/2026	1,770,000	1,813,538
Drawbridge Special Opportunities Fund LP - Drawbridge Special Opportunities Finance Corporation, 3.875%, 2/15/2026[3]	250,000	258,756
Icahn Enterprises LP - Icahn Enterprises Finance Corp., 5.25%, 5/15/2027	150,000	157,687
Owl Rock Technology Finance Corp., 3.75%, 6/17/2026[3]	1,780,000	1,894,630
StoneX Group, Inc., 8.625%, 6/15/2025[3]	145,000	157,495
		4,282,106

Investment Portfolio - July 31, 2021

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Consumer Finance - 0.2%
Navient Corp.
6.75%, 6/25/2025	95,000	$105,800
5.625%, 8/1/2033	110,000	106,838
PRA Group, Inc., 7.375%, 9/1/2025[3]	255,000	274,763
SLM Corp., 5.125%, 4/5/2022	405,000	413,100
		900,501
Diversified Financial Services - 0.0%##
FS Energy & Power Fund, 7.50%, 8/15/2023[3]	155,000	160,768
Insurance - 0.0%##
Enact Holdings, Inc., 6.50%, 8/15/2025[3]	145,000	157,227
Mortgage Real Estate Investment Trusts (REITS) - 0.1%
Arbor Realty Trust, Inc., 8.00%, 4/30/2023[3]	160,000	168,942
Thrifts & Mortgage Finance - 0.0%##
Radian Group, Inc., 4.875%, 3/15/2027	100,000	108,625
Total Financials		17,035,828
Health Care - 0.5%
Health Care Providers & Services - 0.5%
HCA, Inc., 4.125%, 6/15/2029	2,320,000	2,645,659
Pharmaceuticals - 0.0%##
Bausch Health Companies, Inc., 5.00%, 2/15/2029[3]	165,000	154,894
Total Health Care		2,800,553
Industrials - 4.4%
Airlines - 0.9%
Alaska Airlines Pass-Through Trust, Series 2020-1, Class B, 8.00%, 8/15/2025[3]	277,552	309,495
Southwest Airlines Co.
5.25%, 5/4/2025	810,000	924,534
5.125%, 6/15/2027	2,530,000	2,991,421
United Airlines Pass-Through Trust, Series 2019-2, Class B, 3.50%, 5/1/2028	492,683	489,275
United Airlines Pass-Through Trust, Series 2018-1, Class B, 4.60%, 3/1/2026	100,854	104,428
		4,819,153
Commercial Services & Supplies - 0.1%
Airswift Global AS (United Kingdom) (3 mo. LIBOR US + 8.500%), 8.668%, 5/12/2025[3,6]	200,000	198,000
CPI CG, Inc., 8.625%, 3/15/2026[3]	150,000	159,779
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Commercial Services & Supplies (continued)
Prime Security Services Borrower LLC - Prime Finance, Inc., 5.75%, 4/15/2026[3]	195,000	$213,525
		571,304
Construction & Engineering - 0.1%
Brundage-Bone Concrete Pumping Holdings, Inc., 6.00%, 2/1/2026[3]	150,000	156,750
Dycom Industries, Inc., 4.50%, 4/15/2029[3]	160,000	162,000
		318,750
Electrical Equipment - 0.0%##
EnerSys, 4.375%, 12/15/2027[3]	100,000	104,500
Industrial Conglomerates - 0.6%
General Electric Co., (3 mo. LIBOR US + 3.330%), 3.449%[4,5]	3,310,000	3,239,662
Machinery - 0.0%##
Titan International, Inc., 7.00%, 4/30/2028[3]	150,000	156,450
Marine - 0.1%
American Tanker, Inc. (Norway), 7.75%, 7/2/2025	375,000	385,000
Diana Shipping, Inc. (Greece), 8.375%, 6/22/2026[3]	150,000	154,350
		539,350
Road & Rail - 0.3%
BNSF Funding Trust I, (3 mo. LIBOR US + 2.350%), 6.613%, 12/15/2055[4]	1,540,000	1,747,900
Trading Companies & Distributors - 2.3%
Air Lease Corp., 3.625%, 4/1/2027	1,660,000	1,805,212
Ashtead Capital, Inc. (United Kingdom), 4.00%, 5/1/2028[3]	1,680,000	1,768,200
Avolon Holdings Funding Ltd. (Ireland), 2.75%, 2/21/2028[3]	8,200,000	8,272,452
Fortress Transportation and Infrastructure Investors LLC, 9.75%, 8/1/2027[3]	175,000	199,500
		12,045,364
Total Industrials		23,542,433

Materials - 0.6%
Chemicals - 0.0%##
Ashland LLC, 6.875%, 5/15/2043	20,000	25,600
Metals & Mining - 0.6%
Copper Mountain Mining Corp. (Canada), 8.00%, 4/9/2026[3]	200,000	208,000
IAMGOLD Corp. (Burkina Faso), 5.75%, 10/15/2028[3]	245,000	251,737

Investment Portfolio - July 31, 2021

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Materials (continued)
Metals & Mining (continued)
Infrabuild Australia Pty Ltd. (Australia), 12.00%, 10/1/2024[3]	275,000	$292,875
Joseph T Ryerson & Son, Inc., 8.50%, 8/1/2028[3]	102,000	112,710
Newcastle Coal Infrastructure Group Pty Ltd. (Australia), 4.40%, 9/29/2027[3]	1,730,000	1,814,840
Northwest Acquisitions ULC - Dominion Finco, Inc., 7.125%, 11/1/2022[7,8]	880,000	88
Tacora Resources, Inc. (Canada), 8.25%, 5/15/2026[3]	205,000	214,738
		2,894,988
Paper & Forest Products - 0.0%##
Clearwater Paper Corp., 4.75%, 8/15/2028[3]	160,000	161,792
Total Materials		3,082,380

Real Estate - 2.3%
Equity Real Estate Investment Trusts (REITS) - 2.2%
American Tower Corp., 3.80%, 8/15/2029	4,560,000	5,130,743
Crown Castle International Corp.
3.10%, 11/15/2029	4,830,000	5,193,232
3.30%, 7/1/2030	1,080,000	1,174,967
HAT Holdings I LLC - HAT Holdings II LLC, 3.375%, 6/15/2026[3]	155,000	157,074
IIP Operating Partnership LP, 5.50%, 5/25/2026[3]	210,000	219,521
		11,875,537
Real Estate Management & Development - 0.1%
Forestar Group, Inc., 3.85%, 5/15/2026[3]	105,000	106,050
The Howard Hughes Corp., 4.125%, 2/1/2029[3]	160,000	158,536
		264,586
Total Real Estate		12,140,123

Utilities - 0.0%##
Independent Power and Renewable Electricity Producers - 0.0%##
Vistra Operations Co. LLC, 4.375%, 5/1/2029[3]	160,000	164,000
TOTAL CORPORATE BONDS
(Identified Cost $99,506,422)		105,016,501

U.S. TREASURY SECURITIES - 24.0%

U.S. Treasury Notes - 24.0%
U.S. Treasury Notes
1.75%, 5/15/2023	30,645,000	31,508,088
2.50%, 5/15/2024	29,600,000	31,404,906
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

U.S. TREASURY SECURITIES (continued)

U.S. Treasury Notes (continued)
U.S. Treasury Note (continued)
2.125%, 5/15/2025	36,990,000	$39,223,849
1.625%, 5/15/2026	25,690,000	26,839,025

TOTAL U.S. TREASURY SECURITIES
(Identified Cost $129,142,156)		128,975,868

ASSET-BACKED SECURITIES - 8.6%

Hertz Vehicle Financing LLC, Series 2021-1A, Class A, 1.21%, 12/26/2025[3]	2,000,000	2,012,994
KREF Ltd., Series 2021-FL2, Class A, (1 mo. LIBOR US + 1.070%), 1.163%, 2/15/2039[3,6]	1,450,000	1,450,000
CF Hippolyta LLC
Series 2020-1, Class A2, 1.99%, 7/15/2060[3]	2,204,242	2,250,474
Series 2020-1, Class B1, 2.28%, 7/15/2060[3]	2,854,484	2,922,866
Commonbond Student Loan Trust, Series 2019-AGS, Class A1, 2.54%, 1/25/2047[3]	1,342,002	1,376,546
Credit Acceptance Auto Loan Trust
Series 2020-1A, Class B, 2.39%, 4/16/2029[3]	1,150,000	1,181,560
Series 2021-2A, Class A, 0.96%, 2/15/2030[3]	2,200,000	2,206,165
Home Partners of America Trust,
Series 2019-1, Class A, 2.908%, 9/17/2039[3]	2,741,862	2,837,753
Invitation Homes Trust
Series 2017-SFR2, Class A, (1 mo. LIBOR US + 0.850%), 0.939%, 12/17/2036[3,6]	757,976	759,163
Series 2017-SFR2, Class B, (1 mo. LIBOR US + 1.150%), 1.239%, 12/17/2036[3,6]	629,894	630,681
Navient Private Education Refi Loan Trust, Series 2019-EA, Class A2A, 2.64%, 5/15/2068[3]	2,496,456	2,553,085
Navient Student Loan Trust, Series 2014-1, Class A3, (1 mo. LIBOR US + 0.510%), 0.599%, 6/25/2031[6]	223,015	221,927
Nelnet Student Loan Trust
Series 2012-3A, Class A, (1 mo. LIBOR US + 0.700%), 0.789%, 2/25/2045[3,6]	234,805	233,936
Series 2013-5A, Class A, (1 mo. LIBOR US + 0.630%), 0.719%, 1/25/2037[3,6]	373,777	374,936
Oxford Finance Funding LLC
Series 2019-1A, Class A2, 4.459%, 2/15/2027[3]	2,074,544	2,139,261
Series 2020-1A, Class A2, 3.101%, 2/15/2028[3]	505,000	519,662

Investment Portfolio - July 31, 2021

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES/
	PRINCIPAL
	AMOUNT[1]	VALUE

ASSET-BACKED SECURITIES (continued)

Progress Residential Trust
Series 2019-SFR2, Class A, 3.147%,
5/17/2036[3]	3,498,915	$3,553,621
Series 2019-SFR4, Class A, 2.687%,
10/17/2036[3]	4,200,000	4,317,562
SLM Student Loan Trust, Series
2005-7, Class A4, (3 mo. LIBOR US +
0.150%), 0.275%, 10/25/2029[6]	186,006	185,130
SMB Private Education Loan Trust
Series 2016-B, Class A2A, 2.43%,
2/17/2032[3]	2,449,010	2,510,556
Series 2020-A, Class A2A, 2.23%,
9/15/2037[3]	340,000	351,207
SoFi Consumer Loan Program Trust
Series 2019-2, Class A, 3.01%,
4/25/2028[3]	96,373	96,559
Series 2019-3, Class A, 2.90%,
5/25/2028[3]	272,899	273,717
SoFi Professional Loan Program LLC
Series 2015-D, Class A2, 2.72%,
10/27/2036[3]	29,838	30,135
Series 2016-E, Class A2B, 2.49%,
1/25/2036[3]	37,454	37,768
Series 2017-F, Class A2FX, 2.84%,
1/25/2041[3]	277,496	284,197
SoFi Professional Loan Program
Trust, Series 2020-A, Class A2FX,
2.54%, 5/15/2046[3]	225,000	232,891
Store Master Funding I-VII and XIV,
Series 2019-1, Class A1, 2.82%,
11/20/2049[3]	2,124,530	2,243,633
Towd Point Mortgage Trust
Series 2016-5, Class A1, 2.50%,
10/25/2056[3,9]	833,542	846,546
Series 2017-1, Class A1, 2.75%,
10/25/2056[3,9]	947,151	961,319
Series 2019-HY1, Class A1, (1 mo.
LIBOR US + 1.000%), 1.092%,
10/25/2048[3,6]	1,056,454	1,063,872
Tricon American Homes Trust, Series
2017-SFR2, Class A, 2.928%,
1/17/2036[3]	2,014,820	2,062,840
TRP LLC, Series 2021-1, Class A,
2.07%, 6/19/2051[3]	1,997,269	2,005,402
VB-S1 Issuer LLC, Series 2020-1A,
Class C2, 3.031%, 6/15/2050[3]	1,200,000	1,261,192
TOTAL ASSET-BACKED SECURITIES
(Identified Cost $45,092,482)		45,989,156

COMMERCIAL MORTGAGE-BACKED SECURITIES - 7.0%

BWAY Mortgage Trust, Series 2015-
1740, Class A, 2.917%, 1/10/2035[3]	4,633,000	4,756,689
CIM Trust, Series 2019-INV1, Class A1,
4.00%, 2/25/2049[3,9]	263,853	267,759

	SHARES/
	PRINCIPAL
	AMOUNT[1]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Credit Suisse Mortgage Capital Trust
Series 2013-IVR3, Class A1, 2.50%,
5/25/2043[3,9]	435,697	$440,734
Series 2013-TH1, Class A1, 2.13%,
2/25/2043[3,9]	275,546	279,682
Fannie Mae REMICS, Series 2018-31,
Class KP, 3.50%, 7/25/2047	293,462	300,832
Fontainebleau Miami Beach Trust,
Series 2019-FBLU, Class A, 3.144%,
12/10/2036[3]	3,660,000	3,860,295
Freddie Mac Multifamily Structured
Pass-Through Certificates
Series K016, Class X1 (IO), 1.497%,
10/25/2021[9]	2,518,903	106
Series K017, Class X1 (IO), 1.283%,
12/25/2021[9]	4,177,896	191
Series K021, Class X1 (IO), 1.376%,
6/25/2022[9]	13,539,055	87,147
Series K030, Class X1 (IO), 0.152%,
4/25/2023[9]	68,317,818	156,523
Series K032, Class X1 (IO), 0.084%,
5/25/2023[9]	43,252,743	80,234
Freddie Mac REMICS, Series 4791,
Class BA, 4.00%, 3/15/2044	51,468	51,451
FREMF Mortgage Trust
Series 2013-K28, Class X2A (IO),
0.10%, 6/25/2046[3]	185,369,667	195,046
Series 2014-K41, Class B, 3.833%,
11/25/2047[3,9]	2,500,000	2,721,250
Series 2015-K42, Class B, 3.850%,
1/25/2048[3,9]	490,000	532,443
Series 2015-K43, Class B, 3.732%,
2/25/2048[3,9]	500,000	543,429
Series 2015-K720, Class B, 3.395%,
7/25/2022[3,9]	270,000	276,398
GCT Commercial Mortgage Trust,
Series 2021-GCT, Class A, (1 mo.
LIBOR US + 0.800%), 0.893%,
2/15/2038[3,6]	3,100,000	3,103,507
GS Mortgage Securities Corp. Trust,
Series 2019-70P, Class A, (1 mo.
LIBOR US + 1.000%), 1.093%,
10/15/2036[3,6]	2,985,000	2,984,962
GS Mortgage-Backed Securities
Trust, Series 2021-PJ6, Class A8,
2.466%, 11/1/2051[3,9]	1,516,532	1,558,059
JP Morgan Mortgage Trust
Series 2013-1, Class 1A2, 3.00%,
3/25/2043[3,9]	205,790	208,646
Series 2013-2, Class A2, 3.50%,
5/25/2043[3,9]	195,706	198,713
Series 2014-2, Class 1A1, 3.00%,
6/25/2029[3,9]	497,313	508,364
Series 2017-3, Class 1A3, 3.50%,
8/25/2047[3,9]	65,767	66,755
Series 2017-6, Class A3, 3.50%,
12/25/2048[3,9]	228,735	231,196

Investment Portfolio - July 31, 2021

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES		SHARES/
		PRINCIPAL
		AMOUNT[1]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

New Residential Mortgage Loan Trust
Series 2014-3A, Class AFX3, 3.75%,
11/25/2054[3,9]		494,829	$527,972
Series 2015-2A, Class A1, 3.75%,
8/25/2055[3,9]		500,005	530,594
Series 2016-4A, Class A1, 3.75%,
11/25/2056[3,9]		733,521	779,820
PMT Loan Trust, Series 2013-J1, Class
A9, 3.50%, 9/25/2043[3,9]		918,527	935,585
Provident Funding Mortgage Trust,
Series 2021-2, Class A2A, 2.00%,
4/1/2051[3,9]		1,885,684	1,915,442
Sequoia Mortgage Trust
Series 2013-2, Class A, 1.874%,
2/25/2043[9]		276,663	278,494
Series 2013-6, Class A2, 3.00%,
5/25/2043[9]		2,014,192	2,036,900
Series 2013-7, Class A2, 3.00%,
6/25/2043[9]		271,820	275,029
Series 2013-8, Class A1, 3.00%,
6/25/2043[9]		336,674	340,706
Series 2020-1, Class A1, 3.50%,
2/25/2050[3,9]		116,436	119,074
Starwood Retail Property Trust, Series
2014-STAR, Class A, (1 mo. LIBOR
US + 1.470%), 1.563%, 11/15/2027[3,6]		2,317,783	1,529,737
Sutherland Commercial Mortgage
Trust, Series 2019-SBC8, Class A,
2.86%, 4/25/2041[3,9]		2,306,635	2,322,487
Waikiki Beach Hotel Trust, Series
2019-WBM, Class A, (1 mo. LIBOR
US + 1.050%), 1.143%, 12/15/2033[3,6]		2,300,000	2,300,006
WinWater Mortgage Loan Trust,
Series 2015-1, Class A1, 3.50%,
1/20/2045[3,9]		180,080	182,672

TOTAL COMMERCIAL MORTGAGE - BACKED SECURITIES
(Identified Cost $38,110,351)			37,484,929

FOREIGN GOVERNMENT BONDS - 0.3%

Canadian Government Bond
(Canada), 2.75%, 6/1/2022	CAD	327,000	267,559
Mexican Government Bond
(Mexico), 6.50%, 6/9/2022	MXN	4,996,000	253,070
(Mexico), 7.75%, 5/29/2031	MXN	908,000	48,390
Mexico Government International
Bond (Mexico), 4.125%, 1/21/2026		400,000	450,496
Republic of Italy Government
International Bond (Italy), 2.375%,
10/17/2024		600,000	625,866

TOTAL FOREIGN GOVERNMENT BONDS
(Identified Cost $1,709,307)			1,645,381

	SHARES/
	PRINCIPAL
	AMOUNT[1]	VALUE

MUNICIPAL BONDS - 1.4%

Hawaii, Series GC, G.O. Bond, 2.682%,
10/1/2038	2,660,000	$2,800,581
New York City Transitional Finance
Authority, Future Tax Secured,
Public Impt., Revenue Bond,
1.58%, 5/1/2024	950,000	976,676
South Carolina Public Service
Authority, Series B, Revenue Bond,
1.852%, 12/1/2026	3,460,000	3,560,167

TOTAL MUNICIPAL BONDS
(Identified Cost $7,195,418)		7,337,424

U.S. GOVERNMENT AGENCIES - 6.3%

Mortgage-Backed Securities - 6.3%
Fannie Mae
Pool #995233, UMBS, 5.50%,
10/1/2021	1	1
Pool #888017, UMBS, 6.00%,
11/1/2021	67	67
Pool #995329, UMBS, 5.50%,
12/1/2021	303	304
Pool #888136, UMBS, 6.00%,
12/1/2021	308	309
Pool #888815, UMBS, 4.50%,
11/1/2022	842	881
Pool #888810, UMBS, 5.50%,
11/1/2022	298	300
Pool #AA1563, UMBS, 4.50%,
2/1/2024	6,724	7,042
Pool #AC1557, UMBS, 4.50%,
9/1/2024	17,448	18,318
Pool #AD0462, UMBS, 5.50%,
10/1/2024	5,945	6,203
Pool #MA1834, UMBS, 4.50%,
2/1/2034	371,454	406,381
Pool #MA1903, UMBS, 4.50%,
5/1/2034	494,517	541,025
Pool #745418, UMBS, 5.50%,
4/1/2036	247,286	286,887
Pool #886904, UMBS, 6.50%,
9/1/2036	36,433	42,226
Pool #909786, UMBS, 5.50%,
3/1/2037	71,740	83,446
Pool #918516, UMBS, 5.50%,
6/1/2037	29,232	33,797
Pool #933521, UMBS, 5.00%,
1/1/2038	7,211	8,238
Pool #889260, UMBS, 5.00%,
4/1/2038	10,320	11,604
Pool #889576, UMBS, 6.00%,
4/1/2038	239,314	283,874
Pool #975840, UMBS, 5.00%,
5/1/2038	29,620	32,421
Pool #889624, UMBS, 5.50%,
5/1/2038	208,565	243,045

Investment Portfolio - July 31, 2021

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES/
	PRINCIPAL
	AMOUNT[1]	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae (continued)
Pool #995196, UMBS, 6.00%,
7/1/2038	313,415	$372,401
Pool #986458, UMBS, 6.00%,
8/1/2038	6,307	7,345
Pool #987831, UMBS, 6.00%,
9/1/2038	9,245	10,376
Pool #990897, UMBS, 6.00%,
9/1/2038	22,147	24,970
Pool #AD0220, UMBS, 6.00%,
10/1/2038	41,671	49,513
Pool #993920, UMBS, 6.00%,
11/1/2038	59,385	66,666
Pool #257497, UMBS, 6.00%,
12/1/2038	11,221	13,210
Pool #971022, UMBS, 5.00%,
1/1/2039	17,403	19,897
Pool #AA1810, UMBS, 5.00%,
1/1/2039	44,891	50,609
Pool #890294, UMBS, 5.50%,
1/1/2039	436,535	507,204
Pool #AD0307, UMBS, 5.50%,
1/1/2039	231,354	269,593
Pool #983686, UMBS, 5.00%,
2/1/2039	14,604	15,983
Pool #AE0604, UMBS, 6.00%,
7/1/2039	267,429	317,745
Pool #AA6788, UMBS, 6.00%,
8/1/2039	117,877	133,823
Pool #AC0463, UMBS, 5.00%,
11/1/2039	28,570	32,648
Pool #AC5111, UMBS, 5.00%,
11/1/2039	39,063	44,355
Pool #MA0258, UMBS, 4.50%,
12/1/2039	453,404	504,498
Pool #MA0259, UMBS, 5.00%,
12/1/2039	26,521	30,331
Pool #AC8573, UMBS, 5.00%,
1/1/2040	38,183	43,386
Pool #890326, UMBS, 5.50%,
1/1/2040	446,086	518,482
Pool #AL1595, UMBS, 6.00%,
1/1/2040	298,702	353,731
Pool #AE0061, UMBS, 6.00%,
2/1/2040	122,050	144,342
Pool #AL0152, UMBS, 6.00%,
6/1/2040	485,169	573,819
Pool #MA4203, UMBS, 2.50%,
12/1/2040	3,782,343	3,949,432
Pool #AI5172, UMBS, 4.00%,
8/1/2041	256,832	283,226
Pool #AL1410, UMBS, 4.50%,
12/1/2041	515,303	573,188
Pool #AB4300, UMBS, 3.50%,
1/1/2042	119,599	129,704

	SHARES/
	PRINCIPAL
	AMOUNT[1]	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae (continued)
Pool #AL7729, UMBS, 4.00%,
6/1/2043	276,300	$301,072
Pool #AS3622, UMBS, 3.50%,
10/1/2044	7,627,265	8,316,134
Pool #AZ9215, UMBS, 4.00%,
10/1/2045	517,033	560,477
Pool #BC8677, UMBS, 4.00%,
5/1/2046	190,089	206,001
Pool #BD2179, UMBS, 4.00%,
7/1/2046	93,917	102,058
Pool #BD6997, UMBS, 4.00%,
10/1/2046	396,354	429,490
Pool #BE3812, UMBS, 4.00%,
12/1/2046	256,175	275,644
Pool #BE7845, UMBS, 4.50%,
2/1/2047	180,888	196,650
Pool #MA3184, UMBS, 4.50%,
11/1/2047	1,073,978	1,166,668
Pool #AL8674, 5.646%, 1/1/2049	848,152	965,137
Freddie Mac
Pool #G12610, 6.00%, 3/1/2022	1,190	1,197
Pool #G12655, 6.00%, 5/1/2022	1,068	1,074
Pool #G13078, 6.00%, 3/1/2023	2,878	2,932
Pool #C91746, 4.50%, 12/1/2033	64,147	70,200
Pool #C91762, 4.50%, 5/1/2034	565,753	617,602
Pool #G07655, 5.50%, 12/1/2035	62,352	72,270
Pool #G08216, 5.50%, 8/1/2037	190,480	221,965
Pool #G03926, 6.00%, 2/1/2038	198,578	235,860
Pool #G04731, 5.50%, 4/1/2038	140,987	164,298
Pool #G04176, 5.50%, 5/1/2038	61,878	72,141
Pool #A78227, 5.50%, 6/1/2038	75,816	88,190
Pool #G08273, 5.50%, 6/1/2038	171,527	199,975
Pool #G04471, 5.50%, 7/1/2038	22,206	25,876
Pool #G04776, 5.50%, 7/1/2038	145,056	169,057
Pool #G05196, 5.50%, 10/1/2038	202,120	235,538
Pool #G05409, 5.50%, 3/1/2039	179,424	209,096
Pool #G05906, 6.00%, 4/1/2040	35,538	42,154
Pool #G07104, 5.50%, 5/1/2040	118,412	132,576
Pool #G06789, 6.00%, 5/1/2040	167,502	198,533
Pool #A92889, 4.50%, 7/1/2040	712,216	795,782
Pool #RB5108, UMBS, 2.00%,
4/1/2041	5,194,710	5,352,562
Pool #SD8107, UMBS, 2.50%,
11/1/2050	1,586,915	1,653,393
Ginnie Mae, Pool #671161, 5.50%,
11/15/2037	27,197	30,430

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $32,350,873)		34,158,878

Investment Portfolio - July 31, 2021

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES/
	PRINCIPAL
	AMOUNT[1]	VALUE

SHORT-TERM INVESTMENT - 1.6%

Dreyfus Government Cash Management,
Institutional Shares, 0.03%[10]
(Identified Cost $8,384,373)	8,384,373	$8,384,373

TOTAL INVESTMENTS - 100.1%
(Identified Cost $490,239,610)		536,955,047
LIABILITIES, LESS OTHER ASSETS - (0.1%)		(360,969)
NET ASSETS - 100%		$536,594,078

ADR - American Depositary Receipt

CAD - Canadian Dollar

G.O. Bond - General Obligation Bond

Impt. - Improvement

IO - Interest only

LIBOR - London Interbank Offered Rate

MXN - Mexican Peso

REMICS - Real Estate Mortgage Investment Conduits

UMBS - Uniform Mortgage-Backed Securities

*Non-income producing security.

## Less than 0.1%.

1Amount is stated in USD unless otherwise noted.

2Security has been valued using significant unobservable inputs.

3Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be liquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2021 was $108,130,164, which represented 20.2% of the Series’ Net Assets.

4Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of July 31, 2021.

5Security is perpetual in nature and has no stated maturity date.

6Floating rate security. Rate shown is the rate in effect as of July 31, 2021.

7Issuer filed for bankruptcy and/or is in default of interest payments.

8Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be illiquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The security was acquired on October 10, 2017, September 6, 2018 and on dates between May 8, 2020 and May 13, 2020 at an aggregate cost of $212,263. The value of the security at July 31, 2021 was $88, or less than 0.1% of the Series’ Net Assets.

9Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of July 31, 2021.

10Rate shown is the current yield as of July 31, 2021.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is

Investment Portfolio - July 31, 2021

(unaudited)

significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2021 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Assets:
Equity securities:
Communication Services	$19,891,337	$18,944,499	$946,838	$—
Consumer Discretionary	14,788,276	14,169,204	619,072	—
Consumer Staples	19,199,360	16,918,703	2,280,657	—
Energy	7,120,739	7,085,444	—	35,295
Financials	11,382,785	11,382,785	—	—
Health Care	24,890,892	24,890,892	—	—
Industrials	16,917,496	16,917,496	—	—
Information Technology	24,468,079	24,468,079	—	—
Materials	12,105,254	12,105,254	—	—
Real Estate	16,542,572	16,453,864	88,708	—
Preferred securities:
Information Technology	106,633	106,633	—	—
Materials	549,114	549,114	—	—
Debt securities:
U.S. Treasury and other U.S. Government
agencies	163,134,746	—	163,134,746	—
States and political subdivisions (municipals)	7,337,424	—	7,337,424	—
Corporate debt:
Communication Services	14,173,017	—	14,173,017	—
Consumer Discretionary	6,342,643	—	6,342,643	—
Energy	25,735,524	—	25,735,524	—
Financials	17,035,828	—	17,035,828	—
Health Care	2,800,553	—	2,800,553	—
Industrials	23,542,433	—	23,542,433	—
Materials	3,082,380	—	3,082,380	—
Real Estate	12,140,123	—	12,140,123	—
Utilities	164,000	—	164,000	—
Asset-backed securities	45,989,156	—	45,989,156	—
Commercial mortgage-backed securities	37,484,929	—	37,484,929	—
Foreign government bonds	1,645,381	—	1,645,381	—
Short-Term Investment	8,384,373	8,384,373	—	—
Total assets	$536,955,047	$172,376,340	$364,543,412	$35,295

#Includes certain foreign equity securities for which a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading.

There were no Level 3 securities held by the Series as of October 31, 2020.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.